SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 423,637	$ 834,852
Less: accumulated depreciation	(161,394)	(364,149)
Property plant and equipment, net	262,243	470,703
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	110,838	114,980
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	70,636	100,510
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	221,297	579,508
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 20,866	$ 39,854